As filed with the Securities and Exchange Commission on May 1, 2000
                                                             File Nos. 333-08045
                                                                       811-07705
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 10                     [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 12                             [X]


                           KAYNE ANDERSON MUTUAL FUNDS
             (Exact Name of Registrant as Specified in its Charter)


                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
                     (Address of Principal Executive Office)


                                 (310) 556-2721
              (Registrant's Telephone Number, Including Area Code)

                                 David Shadovsky
                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
                     (Name and Address of Agent for Service)

                     Please Send Copy of Communications to:

                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104
                                 (415) 835-1600

                                   ----------

As soon as practicable after the effective date hereof (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:


          [ ] immediately upon filing pursuant to paragraph (b)
          [ ] on _________, pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] on _________, pursuant to paragraph (a)(1)
          [X] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on _________, pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

PROSPECTUS SUBJECT TO COMPLETION, DATED APRIL 28, 2000

KAYNE ANDERSON MUTUAL FUNDS



Prospectus

____________ , 2000



KAYNE ANDERSON GROWTH AND OPPORTUNITY FUND


The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.

                                TABLE OF CONTENTS


Risk/Return Summary........................................................

Portfolio Management.......................................................

Your Account Information...................................................
  How Fund Shares Are Priced...............................................
  Buying Shares............................................................
  Buying Additional Shares.................................................
  Exchanging Shares........................................................
  Selling Shares (Redemptions).............................................
  Special Account Options..................................................
  Other Policies...........................................................
  After You Invest.........................................................

This prospectus contains important information about the investment objectives, strategies and risks of the Kayne Anderson Growth and Opportunity Fund that you should know before you invest. Please read it carefully and keep it on hand for future reference. Please be aware that this Fund:

*    Is not a bank deposit
* Is not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC).

You should also know that you could lose money by investing in the Fund.

Kayne Anderson Investment Management, LLC, serves as the investment adviser to the Fund and is referred to in this Prospectus as Kayne Anderson or the Adviser.

                               RISK/RETURN SUMMARY

OBJECTIVE

     The Fund seeks long-term growth of capital.

STRATEGY

     The Fund seeks to achieve its objective by investing at least 65% of its assets in securities of companies which, in the Advisor's opinion, exhibit above-average growth potential. Although the Fund may invest in the securities of companies of any market capitalization, it is anticipated that the Fund will principally invest in the securities of established companies with mid to large market capitalizations. The Fund considers companies with a market capitalization of over $3 billion to be mid cap and companies with a market capitalization of over $10 billion to be large cap. Current income will not be a factor in selecting the Fund's investments.

     The Fund is operated as a diversified fund but may, depending on market conditions, focus on specific industry sectors from time to time. In selecting investments, the Adviser places a strong emphasis on companies that it believes have a leading competitive position in their industry niches. The strength of a company's competitive position will be assessed by considering such factors as market leadership, market share, patents and other intellectual property, strength of management, marketing prowess and product development capabilities.

     The Adviser's analysis of a potential investment also focuses on purchasing securities of companies the Adviser believes are undervalued given potential for future growth. In assessing a company's potential, the Adviser may consider a number of factors, including technical vision, marketing acumen, proprietary technological advantages and the company's ability to rapidly respond to changing market conditions.

     Although the Fund will invest primarily in domestic companies, it may invest in the securities of foreign issuers.

     The Fund's portfolio manager will sell a security when he believes it is appropriate to do so, regardless of how long the Fund has owned that security.

RISKS

     By investing in common stocks and other equity securities, the Fund may expose you to certain risks that could cause you to lose money, such as a decline in the share price of a holding or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate daily with movements in the stock market, as well as in response to the activities of individual companies.

     The Fund will focus on securities of companies engaged in business in various growth industries. These are expected to include, primarily, companies that develop, produce or distribute electronics-based technology products or services (e.g. computer hardware and software, semi-conductors and telecommunications) and bio-technology and medical companies. These companies are subject to legislative or regulatory changes, adverse market conditions and increased competition affecting the industry as well as product-specific risks such as technological obsolescence or ineffectiveness. The value of such investments can and often does fluctuate considerably and may expose the Fund to greater than average financial and market risk.

     The Fund may also invest in smaller companies which may expose shareholders to additional risks. Smaller companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

     The Fund's ability to invest in securities of foreign companies may expose shareholders to additional risks. Some of these risks include unfavorable changes in currency exchange rates, economic and political instability and higher volatility in foreign stock markets.

PAST FUND PERFORMANCE

     Because the Fund has been in operation for less than a full calendar year, its total return bar chart and performance table have not been included.

FEES AND EXPENSES

     The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund does not impose any front-end or deferred sales loads and does not charge shareholders for exchanging shares or reinvesting dividends.

     SHAREHOLDER FEES (fees paid directly from your investment)
     Redemption Fee*                                                       0.00%

     * $7 will be deducted from redemption proceeds sent by wire or overnight courier.

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
     Management Fee                                                        1.00%
     Distribution/Service (12b-1) Fee                                      0.00%
     Other Expenses                                                        0.50%
                                                                          -----
     TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.50%
     Fee Reduction and/or Expense Reimbursement                            0.00%
                                                                          -----
     NET EXPENSES                                                          1.50%
                                                                          =====

     + Kayne Anderson has contractually agreed to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest and tax expenses) to1.50%. This contract has a one-year term, renewable at the end of each fiscal year.

     EXAMPLE OF FUND EXPENSES. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Fund's actual expenses or returns.

         1 Year            3 Years
         ------            -------
          $153              $474

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE INVESTMENTS

At the discretion of its portfolio manager, the Fund may invest up to 100% of its assets in cash for temporary defensive purposes. Such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

PORTFOLIO TURNOVER

Buying and selling securities generally involves some expense to the Fund, such as commission paid to brokers and other transaction costs. By selling a security, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher the Fund's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize its taxable capital gains. Increased brokerage costs may adversely affect the Fund's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax- exempt investor or tax-deferred account, the distribution of capital gains may affect your after-tax return. The Fund anticipates that, under normal market conditions, its portfolio turnover rate will range from 50% to 100%.

                              PORTFOLIO MANAGEMENT

The investment adviser to the Fund is Kayne Anderson Investment Management, LLC. Kayne Anderson has furnished investment advice to institutional and private clients since 1989. As of March 31, 2000, the Adviser managed approximately $5.6 billion for their clients. For its services, the Fund will pay the Adviser a monthly management fee based upon its average daily net assets at the annual rate of 1.00%.

ALLAN RUDNICK is the Portfolio Manager for the Fund and serves as Chief Investment Officer of the Adviser. Before joining the Adviser as its Chief Investment Officer in 1989, he was President of Pilgrim Asset Management and Chief Investment Officer for the Pilgrim Group of Mutual Funds.
Mr. Rudnick has over 25 years of experience in the investment industry since earning a BA from Trinity College and an MBA from Harvard Business School.

                            YOUR ACCOUNT INFORMATION

HOW FUND SHARES ARE PRICED

How and when we calculate the Fund's price or net asset value (NAV) determines the price at which you will buy or sell shares. We calculate the Fund's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Fund's investments on its market value, usually the last price reported for each security before the close of the stock market that day.

A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen for foreign securities traded in foreign markets that have different time zones from the United States.

Major developments affecting the price of those securities may happen after the foreign markets in which such securities trade have closed, but before the Fund calculates its NAV. In this case, Kayne Anderson, subject to the supervision of the Board of Trustees, will make a good-faith estimate of the security's "fair value," which may be higher or lower than security's closing price in its relevant market.

We calculate the net asset value (NAV) of the Fund after the close of trading on the New York Stock Exchange (NYSE) every day the NYSE is open. We do not calculate NAVs on the days on which the NYSE is closed for trading. Certain exceptions apply as described below. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4 P.M. on weekdays, except for holidays. If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order. More details about how we calculate the Fund's NAV are in the Statement of Additional Information (SAI).

BUYING SHARES

You pay no sales charge to invest in the Fund. The minimum initial investment is $2,000. The minimum subsequent investment is $250 ($1,000 and $200, respectively, for retirement plans and custodial accounts; $500 and $200 for Education IRAs). Under certain conditions we may waive these minimums. If you buy shares through a broker or investment advisor, different requirements may apply. All investments must be made in U.S. dollars.

WE MUST RECEIVE PAYMENT FROM YOU WITHIN THREE BUSINESS DAYS OF YOUR PURCHASE. In addition, the Fund and the Distributor each reserve the right to reject all or part of any purchase.

To open a new account:

BY MAIL. Send your completed application, with a check payable to the appropriate Fund, to:

         Kayne Anderson Mutual Funds
         c/o Investors Bank & Trust Company
         P.O. Box 9130
         MFD 23
         Boston, MA  02117-9130

Your check must be in U.S. dollars and drawn only on a bank located in the United States. WE DO NOT ACCEPT THIRD-PARTY CHECKS, "STARTER" CHECKS, CREDIT-CARD CHECKS, INSTANT-LOAN CHECKS OR CASH INVESTMENTS. We may impose a charge on checks that do not clear.

BY WIRE. Call us at (800) 395-3807 to let us know that you intend to make your initial investment by wire. Tell us your name, the amount you want to invest and the name of the Fund. We will give you further instructions and a fax number to which you should send your completed New Account Application. To ensure that we handle your investment accurately, include complete account information in all wire instructions. Then request your bank to wire money from your account to the attention of:

         Kayne Anderson Mutual Funds
         c/o Investors Bank & Trust Co.
         Attn:  Transfer Agent
         ABA #011001438
         Account #111213141

         For further credit to Kayne Anderson Mutual Funds
         Name of Fund: [FUND YOU WISH TO INVEST IN]
         Account Number: [ACCOUNT NUMBER PROVIDED TO YOU OVER THE PHONE] Name of Shareholder: [NAME ON THE NEW ACCOUNT APPLICATION]

Please note: Your bank may charge a wire transfer fee.

BUYING ADDITIONAL SHARES

BY MAIL. Mail a check made out to the Fund with a signed letter noting the name of the Fund, your account number and telephone number. We will mail you a confirmation of your investment. Please enclose the stub from your account statement. Note that we may impose a charge on checks that do not clear.

BY WIRE. There is no need to contact us when buying additional shares by wire. Instruct your bank to wire funds to our affiliated bank using the above "By Wire" purchase information.

EXCHANGING SHARES

You may exchange shares of the Fund for shares of the following Kayne Anderson Mutual Funds:

Kayne Anderson Large Cap Fund
Kayne Anderson Small Cap Fund
Kayne Anderson International Fund
Kayne Anderson Intermediate Total Return Bond Fund
Kayne Anderson California Intermediate Tax-Free Bond Fund

in another, in accounts with the same registration, Taxpayer Identification number and address. Note that an exchange may result in a realized gain or loss for tax purposes. You may exchange shares by phone, at (800) 395-3807, if you complete and file with us an authorization form, or by mail. Exchanges are subject to our minimum investment requirement. You should carefully read the prospectus for the Kayne Anderson Mutual Fund you wish to invest in before making an exchange. Exchanges are subject to the following policies:

*    We will process your exchange order at the next-calculated NAV.
* You may exchange shares only in Funds that are qualified for sale in your state.
*    Before exchanging into a Fund, read its prospectus.
* We may restrict or refuse your exchanges if we receive, or anticipate receiving, simultaneous orders affecting a large portion of a Fund's assets or if we detect a pattern of exchanges that suggests a market-timing strategy.

* We reserve the right to refuse exchanges into a Fund by any person or group if, in our judgment, that Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or might be adversely affected in other ways.
* Shareholders may exchange shares of the Fund for shares of the Kayne Anderson Money Market Account (which represents an investment in the "TempCash Dollar Portfolio Shares" of the TempCash money market fund.) This money market fund is not managed by Kayne Anderson and is not part of Kayne Anderson Mutual Funds. You may invest in this money market fund only if its shares are offered in your state of residence. You should carefully read the prospectus for the money market fund before investing. This exchange privilege does not mean that Kayne Anderson recommends that you invest in the money market fund.

SELLING SHARES (REDEMPTIONS)

You may sell some or all of your Fund shares on days that the NYSE is open for trading. Note that a redemption may result in a realized gain or loss for tax purposes.

Your shares will be sold at the next NAV we calculate for the Fund after receiving your order. We will promptly pay the proceeds to you, normally within one business day of receiving your order and all necessary documents (including a written redemption order with any required signature guarantee). We will mail or wire you the proceeds, depending on your instructions. Shares purchased by check may not be redeemed until 15 days after the purchase date.

Aside from any applicable redemption fees, we generally will not charge you any fees when you sell your shares, although there are some minor exceptions:

* Shareholders who want proceeds sent by wire or overnight courier will pay a $7 fee that will be deducted directly from their proceeds.

In accordance with the rules of the Securities and Exchange Commission (SEC), we reserve the right to suspend redemptions under extraordinary circumstances.

Shares can be sold in several ways:

* BY MAIL. Send us a letter including your name, account number, the name of the Fund and the dollar amount or number of shares you want to sell. You must sign the letter the same way your account is registered. If you have a joint account, all accountholders must sign the letter.

     If you want the proceeds to go to a party other than the account owner(s) or your predesignated bank account, or if the dollar amount of your redemption exceeds $50,000, you must obtain a signature guarantee (not a notarization), available from many commercial banks, savings associations, stock brokers and other member firms of the National Association of Securities Dealers, Inc. (NASD).

* BY PHONE. You may accept or decline telephone redemption privileges on your New Account Application. If you accept, you will be able to sell shares by calling (800) 395-3807 between 8:30 A.M. and 5:00 P.M. (Eastern time) on a day when the NYSE is open for trading.

     We may suspend your right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the SEC has by order permitted such suspension; or (3) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

*    REDEMPTION  BY  AUTOMATED  CLEARING  HOUSE (ACH).  You may have  redemption proceeds, cash distributions or systematic cash withdrawal payments transferred to a bank, savings and loan association or credit union that is an on-line member of the ACH system. There are no fees associated with the use of the ACH service. We must receive ACH redemption requests before 4:00 P.M. New York time (or earlier close of regular NYSE trading) to receive that day's closing net asset value. The funds from the ACH redemption will be available two days after the redemption has been processed.

SPECIAL ACCOUNT OPTIONS

We offer the following special account options to individual shareholders but not to participants in employer-sponsored retirement plans. There are no charges for the programs noted below, and you may change or stop these plans at any time by written notice to us.

SYSTEMATIC WITHDRAWAL PLAN. You may participate in the Systematic Withdrawal Program if you wish to withdraw funds from an account on a regular basis. You must either own or purchase shares having a value of $10,000 or more. We will mail automatic payments by check to you on either a monthly, quarterly, semi-annual or annual basis in amounts of $100 or more. All withdrawals are processed on the last business day of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the New Account Application indicating the amount of the distribution and the desired frequency.

AUTOMATIC INVESTING. This service allows you to make regular investments once an account is established. You simply authorize the automatic withdrawal of funds from a bank account into the Fund. The minimum subsequent investment pursuant to this plan is $100 per month. You must open an account with the $2,000 minimum before participating in this plan. To enroll, complete the appropriate section on the New Account Application indicating the amount of the automatic investment.

RETIREMENT PLANS. The Fund is available for investment by pension and profit sharing plans, including IRAs, SEPs, Roth IRAs, Keoghs and Defined Contribution Plans through which you may purchase Fund shares. However, we do not sponsor Defined Contribution Plans. For details concerning any of the retirement plans, please call us at (800) 395-3807.

TELEPHONE TRANSACTIONS. By buying or selling shares over the phone, you agree to reimburse the Fund for any expenses or losses incurred in connection with transfers of money from your account. This includes any losses or expenses caused by your bank's failure to honor your debit or act in accordance with your instructions. If your bank makes erroneous payments or fails to make payment after you buy shares, we may cancel the purchase and immediately terminate your telephone transaction privilege.

The shares you purchase by phone will be priced at the first net asset value we determine after receiving your purchase. You will not actually own the shares, however, until we receive your payment in full. If we do not receive your payment within three business days of your request, we will cancel your purchase. You may be responsible for any losses incurred by the Fund as a result.

Please note that we cannot be held liable for following telephone instructions that we reasonably believe to be genuine. We use several safeguards to ensure that the instructions we receive are accurate and authentic, such as:

*    recording certain calls,
* requiring a special authorization number or other personal information not likely to be known by others, and
*    sending a transaction confirmation to the investor.

The Fund and our Transfer Agent may be held liable for any losses due to unauthorized or fraudulent telephone transactions only if we have not followed these reasonable procedures.

We reserve the right to revoke the telephone transaction privilege of any shareholder at any time if he or she has used abusive language or misused the phone privilege by making purchases and redemptions that appear to be part of a systematic market-timing strategy.

If you notify us that your address has changed, we will temporarily suspend your telephone redemption privileges until 30 days after your notification to protect you and your account. We require all redemption requests made during this period to be in writing with a signature guarantee.

Shareholders may experience delays in exercising telephone redemption privileges during periods of volatile economic or market conditions. In these cases you may want to transmit your redemption request:

*    by overnight courier
*    by telegram

OTHER POLICIES

PURCHASING SHARES THROUGH A BROKER. You may buy, exchange and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's transfer agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records.

The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your (purchase and sale) order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

MINIMUM ACCOUNT BALANCES. Due to the cost of maintaining small accounts, we require a minimum account balance of $2,000. If your account balance falls below that amount because of redemptions, we will ask you to add to your account. If your account balance is not brought up to the minimum or you do not send us other instructions within 60 days after we notify you of the deficiency, we will redeem your shares and send you the proceeds. We believe that this policy is in the best interests of all our shareholders.

TAX WITHHOLDING INFORMATION. Be sure to complete the Taxpayer Identification number (TIN) section of the New Account Application. If you don't have a Social Security Number or TIN, apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service
(IRS). If you do not provide us with a TIN or a Social Security number, federal tax law may require us to withhold 31% of your taxable dividends, capital-gains distributions, and redemption and exchange proceeds (unless you qualify as an exempt payee under certain rules).

Other rules about TINs apply for certain investors. For example, if you are establishing an account for a minor under the Uniform Gifts to Minors Act, you should furnish the minor's TIN. If the IRS has notified you that you are subject to backup withholding because you failed to report all interest and dividend income on your tax return, you must check the appropriate item on the New Account Application. Foreign shareholders should note that any dividends the Fund pays to them may be subject to up to 30% withholding instead of backup withholding.

AFTER YOU INVEST

TAXES. IRS rules require that the Fund distribute all of its net investment income and capital gains, if any, to shareholders. Capital gains may be taxable at different rates depending upon the length of time the Fund holds its assets. We will inform you about the source of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of their tax status. The Fund's distributions, whether received in cash or reinvested, may be taxable. Any redemption of Fund shares or any exchange of Fund shares for another Kayne Anderson Mutual Fund or the money market fund will be treated as a sale, and any gain on the transaction may be taxable.

Additional information about tax issues relating to the Fund can be found in the SAI, available free by calling (800) 395-3807. Consult your tax advisor about the potential tax consequences of investing in the Fund.

DIVIDENDS AND DISTRIBUTIONS. As a shareholder you may receive income dividends and capital gain distributions for which you will owe taxes (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan).

If you would like to receive dividends and distributions in cash, indicate that choice on your New Account Application. Otherwise, the distribution will be reinvested in additional Fund shares. The Fund will income dividends and capital gain distributions annually. Following its fiscal year end (December 31), the Fund may make additional distributions to avoid the imposition of a tax.

During the year, we will also send you the following communications:

*    CONFIRMATION STATEMENTS. Mailed after each purchase or redemption of shares
*    ACCOUNT STATEMENTS. Mailed after the close of each calendar quarter.
* ANNUAL AND SEMIANNUAL REPORTS. Mailed approximately 60 days after December 31 and June 30.
*    1099 TAX FORM. Sent by January 31.
*    ANNUAL UPDATED PROSPECTUS. Mailed to existing shareholders in the spring.

To save shareholders' money, we will send only one copy of each shareholder report or other mailing to your household if you hold accounts under common ownership or at the same address (regardless of the number of shareholders or accounts at that household or address), unless you request additional copies.

If you plan to purchase shares of the Fund, check if it is planning to make a distribution in the near future. You should do this because, if you buy shares of the Fund just before a distribution, you'll pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold the Fund in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may not have participated in the increase of the Fund's appreciation.

                           KAYNE ANDERSON MUTUAL FUNDS

                   KAYNE ANDERSON GROWTH AND OPPORTUNITY FUND

                    Kayne Anderson Investment Management, LLC
                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
                                 (800) 222-0380


You can find more information about the Fund's investment policies in the SAI, incorporated by reference in this prospectus, which is available free of charge.

To request a free copy of the SAI, call us at (800) 395-3807. You can review and copy further information about the Fund, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To obtain information on the operation of the Public Reference Room please call 1-200-942- 8090. Reports and other information about Kayne Anderson Mutual Funds are available at the SEC's Web site at WWW.SEC.GOV. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C., 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


                             SEC File No.: Kayne Anderson Mutual Funds 811-07705

           STATEMENT OF ADDITIONAL INFORMATION SUBJECT TO COMPLETION,
                              DATED APRIL 28, 2000

                   KAYNE ANDERSON GROWTH AND OPPORTUNITY FUND,
                     A SERIES OF KAYNE ANDERSON MUTUAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION
                                ___________, 2000


                               Investment Adviser:
                    Kayne Anderson Investment Management, LLC
                       1800 Avenue of the Stars, 2nd Floor
                              Los Angeles, CA 90067
                                 (310) 556-2721


This Statement of Additional Information ("SAI") pertains to the Kayne Anderson Growth and Opportunity Fund (the "Fund"), a series of Kayne Anderson Mutual Funds (the "Trust"). The Trust offers five other series which are combined in a separate SAI: Kayne Anderson Large Cap Fund, Kayne Anderson Small Cap Fund, Kayne Anderson International Fund, Kayne Anderson Intermediate Total Return Bond Fund, and Kayne Anderson California Intermediate Tax-Free Bond Fund.

This SAI is not a prospectus and should be read in conjunction with the Prospectus for the Fund dated ________, 2000, as may be revised from time to time. The Prospectus may be obtained by writing or calling the Fund at the above address and telephone number.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.

                                TABLE OF CONTENTS

CAPTION                                                                   PAGE
-------                                                                   ----

Investment Objectives and Policies.........................................B-2
Risk Factors...............................................................B-8
The Fund's Investment Limitations..........................................B-10
Distributions and Tax Information..........................................B-12
Management of the Fund.....................................................B-15
The Fund's Administrator...................................................B-19
The Fund's Distributor.....................................................B-19
Transfer Agent and Custodian...............................................B-19
How Net Asset Value Is Determined..........................................B-19
Share Purchases and Redemptions............................................B-21
How Performance Is Determined..............................................B-21
Additional Information.....................................................B-23

The Trust is an open-end, diversified management investment company organized as a Delaware business trust on May 29, 1996. It is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest $0.01 par value per share, in six series. This SAI pertains to the Kayne Anderson Growth and Opportunity Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund is managed by Kayne Anderson Investment Management, LLC (the "Adviser"). The investment objective and policies of the Fund are described in detail in the Prospectus. Whether the Fund achieves its investment objective will depend on market conditions generally and on the analytical and portfolio management skills of the Adviser. The following discussion supplements the discussion in the Prospectus.

PORTFOLIO SECURITIES

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require the Fund to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group, and (b) either (i) the Fund and affiliated persons of the Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by the Fund in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) the Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

DEPOSITARY RECEIPTS. The Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments available in emerging markets or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

OPTIONS ON SECURITIES AND SECURITIES INDICES. Although it does not currently intend to, the Fund may purchase put and call options on securities in which they have invested and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

The Fund normally would purchase call options only in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period.

The Fund may purchase and sell options traded on U.S. exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary  markets  on an  exchange  may not  exist or may not be  liquid  for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Although the Fund does not currently intend to do so, it may, in the future, write (I.E., sell) covered put and call options on securities and securities indices in which it may invest. A covered call option involves the Fund giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price and premium) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will designate liquid assets with an aggregate value equal to at least the exercise price of the put options. The Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

OTHER INVESTMENT PRACTICES

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer. While the Fund reserves the right to sell when-issued or delayed delivery securities prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Fund does not believe that its net asset value will be adversely affected by its purchase of securities on a when-issued or delayed delivery basis. The Fund will designate liquid assets with a value equal in value to commitments for when-issued or delayed delivery securities. The designated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund will earn no income on these assets.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a specified number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Any repurchase transaction in which the Fund engages will require at least 100% collateralization of the seller's obligation during the entire term of the repurchase agreement. The Fund may engage in straight repurchase agreements and tri-party repurchase agreements. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings involving a counterparty), it is the Fund's current policy to limit repurchase agreement transactions to those parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser.

REVERSE REPURCHASE AGREEMENTS. The Fund may engage in reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank, broker-dealer or other financial institution, in return for cash, and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund generally will designate cash and high quality liquid assets to cover its obligation under the agreement. The Fund enters into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. The Fund's reverse repurchase agreements and dollar roll transactions that are accounted for as financings will be included among the Fund's borrowings for purposes of its investment policies and limitations.

SECURITIES LENDING. The Fund may lend its securities in an amount not exceeding 30% of its assets to parties such as broker-dealers, banks, or institutional investors if the loan is collateralized in accordance with applicable regulations. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

The Adviser understands that it is the current view of the SEC staff that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high-grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

BORROWING. The Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any securities while any such borrowings exceed 10% of the Fund's total assets (including reverse repurchase agreements and dollar roll transactions that are accounted for as borrowings).

The Fund aggregates reverse repurchase agreements and dollar roll transactions that are accounted for as financings with its bank borrowings for purposes of limiting borrowings to one-third of the value of the Fund's total assets.

SHORT SALES. The Fund may engage in short sales of securities. In a short sale, the Fund sells stock that it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less then the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

When the Fund engages in short sales, its custodian designates an amount of liquid assets equal to the difference between (1) the market value of the securities sold short at the time they were sold short (or later market value), and (2) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The designated assets are marked-to-market daily, provided that at no time will the amount designated plus the amount deposited with the broker be less than the market value of the securities when they were sold short (or later market value).

In addition, the Fund in the future also may make short sales "against the box," i.e., when a security identical to one owned by the Fund is borrowed and sold short. If the Fund enters into a short sale against the box, it is required to designate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities), and is required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box. A short sale against the box also will constitute a constructive sale of the security and recognition of any applicable gain or loss.

ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of the Fund's investments and, through reports from the Adviser, the Board monitors trading activity in illiquid investments.

In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including:

     (1)  the frequency of trades and quotations,
     (2)  the number of dealers and prospective purchasers in the marketplace,
     (3)  dealer undertakings to make a market,
     (4)  the nature of the security (including any demand or tender features),
     (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment); and
     (6)  in  the  case  of   foreign   currency-denominated   securities,   any
          restriction on currency conversion.

Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payments of principal and interest within seven days, over-the-counter options (and securities underlying such options), certain mortgage-backed securities and restricted securities. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES. Restricted securities, which are one type of illiquid securities, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price that prevailed when it decided to seek registration of the security. Currently, the Fund may not invest more than 15% of its assets in securities which have legal or contractual restrictions on their resale unless there is an actual dealer market for the particular issue and it has been determined to be a liquid issue as described below.

In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security,
(3) the number of dealers that have undertaken to make a market in the security,
(4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board of Trustees.

DEFENSIVE INVESTMENTS. The Adviser supports its selection of individual securities through intensive research and pursues qualitative and quantitative disciplines to determine when securities should be purchased and sold. In unusual circumstances, economic, monetary and other factors may cause the Adviser to assume a temporary, defensive position during which a portion of the Fund's assets may be invested in cash and short-term instruments. During the period following commencement of operations, the Fund may have its assets invested substantially in cash and cash equivalents rather than in the equity or debt securities identified in its investment policies. The Fund also may lend securities, and use repurchase agreements. For more information on these investments, see "Portfolio Securities and Investment Techniques."

POOLED FUND. The initial shareholders of the Fund have approved a fundamental policy authorizing the Fund, subject to authorization by the Board of Trustees, and notwithstanding any other investment restriction, to invest all of its assets in the securities of a single open-end investment company (a "pooled fund"). If authorized by the Trustees, the Fund would seek to achieve its investment objective by investing in a pooled fund which would invest in a portfolio of securities that complies with the Fund's investment objective, policies and restrictions. The Board currently does not intend to authorize investing in pooled funds.

                                  RISK FACTORS

PRICE FLUCTUATION. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. An investment in the Fund therefore may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

SMALL COMPANIES. Investors in the Fund should consider carefully the special risks involved in investments in smaller companies. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

FOREIGN SECURITIES. The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of the Fund to make intended security purchases because of settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security because of settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Fund may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Adviser's ability to predict movements in exchange rates.

HEDGING TRANSACTIONS. While transactions in options or other hedging positions may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

LEVERAGE. Leveraging the Fund through various forms of borrowing creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund that can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.

                        THE FUND'S INVESTMENT LIMITATIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act. The Fund may not:

(1) change its status as a diversified series, which requires that the Fund, with respect to 75% of its total assets, not invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 25% of the Fund's total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

(2) borrow money, except the Fund may enter into bank loans for temporary or emergency purposes or engage in otherwise permissible leveraging activities (including reverse repurchase agreements and dollar roll transactions that are accounted for as financings) in an amount not in excess of one-third of the value of the Fund's total assets (at the lesser of acquisition cost or current market value). No investments will be made by the Fund if its borrowings exceed 10% of total assets;

(3) issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements and dollar roll transactions, and options transactions, or issuing shares of beneficial interest in multiple classes;

(4) make loans of more than one-third of the Fund's net assets, including loans of securities, except that the Fund may, subject to the other restrictions or policies stated herein, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan;

(5) purchase or sell commodities or commodity contracts, except that the Fund may invest in companies that engage in such businesses to the extent otherwise permitted by the Fund's investment policies and restrictions and by applicable law, and may engage in otherwise permissible options and futures activities as described in the Prospectus and this SAI (such as foreign currency hedging);

(6) purchase or sell real estate, except that the Fund may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

(7) underwrite securities of any other company, except that the Fund may invest in companies that engage in such businesses, and except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

(8) notwithstanding any other fundamental investment restriction or policy, the Fund reserves the right to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as the Fund.

The Board of Trustees, as a matter of policy or in response to specific state and/or federal legal requirements, has adopted the following additional investment restrictions which may be changed at the Board's discretion (consistent with any applicable legal requirements).

The Fund may not:

(9) purchase or write put, call, straddle or spread options except as described in the Prospectus or SAI;

(10) make short sales (except covered or "against the box" short sales) or purchases on margin, except that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of its portfolio securities and, as required in connection with permissible options, short selling and leveraging activities as described elsewhere in the Prospectus and SAI;

(11) mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements, dollar roll transactions, short sales, financial options and other hedging activities);

(12) purchase the securities of any company for the purpose of exercising management or control (but this restriction shall not restrict the voting of any proxy);

(13) purchase more than 15% of the outstanding voting securities of any one issuer;

(14) purchase the securities of other investment companies, except as permitted by the and except as otherwise provided in the Prospectus (the Fund reserves the right to invest all of its assets in shares of another investment company);

(15) participate on a joint basis in any trading account in securities, although the Adviser may aggregate orders for the sale or purchase of securities with other accounts it manages to reduce brokerage costs or to average prices;

(16) invest, in the aggregate, more than 15% of its net assets in illiquid securities;

(17) invest more than 5% of its net assets in indexed securities.

Except as otherwise noted, all percentage limitations set forth above apply immediately after a purchase and a subsequent change in the applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the appropriate Board and notice to shareholders.

If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                        DISTRIBUTIONS AND TAX INFORMATION

The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be offset against capital gains of the current year. Unless a shareholder elects cash distributions on the Account Application form or submits a written request to the Fund at least 10 full business days before the record date for a distribution in which the shareholder elects to receive such distribution in cash, distributions will be credited to the shareholder's account in additional shares of the Fund based on the net asset value per share at the close of business on the day following the record date for such distribution.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to maintain such qualification. In order to so qualify, the Fund must meet certain requirements with respect to the source of its income, diversification of its assets and distributions to its shareholders. Dividends declared by the Fund in October, November, or December of any calendar year to shareholders of record as of a record date in such a month will be treated for federal income tax purposes as having been received by shareholders on December 31 of that year if they are paid during January of the following year.

Under Subchapter M, the Fund will not be subject to federal income taxes on the net investment income and capital gains it distributes to shareholders, provided that at least 90% of its investment company taxable income for the taxable year is so distributed. The Fund will generally be subject to federal income taxes on its undistributed net investment income and capital gains. A nondeductible 4% excise tax also is imposed on each regulated investment company to the extent that it does not distribute to investors in each calendar year an amount equal to 98% of its ordinary income for such calendar year plus 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year plus 100% of any undistributed ordinary or capital gain net income for the prior period. The Fund intends to declare and pay dividends and capital gain distributions in a manner to avoid imposition of the excise tax.

The Trustees reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be more beneficial to the shareholders. In such case, the Fund will be subject to federal and state corporate income taxes on its income and gains, and all dividends and distributions to shareholders will be ordinary dividend income to the extent of the Fund's earnings and profits.

The Fund may write, purchase or sell certain option. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Fund is eligible to make a special election, such option contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year, i.e., each option contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such option contracts will be 60% long-term and 40% short-term capital gain or loss.

Section 1092 of the Code, which applies to certain "straddles," may affect the taxation of the Fund's transactions in option contracts. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options.

The Fund also may invest in the stock of foreign companies that may be treated as "passive foreign investment companies" (each, a "PFIC") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit their exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Since it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

Dividends of net investment income (including any net realized short-term capital gains other than exempt-interest dividends described below) paid by the Fund are taxable to shareholders of the Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, by the Fund are taxable as long-term capital gains, whether such distributions are taken in cash or reinvested in additional shares, and regardless of how long shares of the Fund have been held. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed. Tax-exempt shareholders will not be required to pay taxes on amounts distributed to them, unless they have borrowed to purchase or carry their shares of the Fund. Statements as to the tax status of distributions to shareholders will be mailed annually.

Any dividend from net investment income or distribution of long-term capital gains received by a shareholder will have the effect of reducing the net asset value of the Fund's shares held by such shareholder by the amount of the dividend or distribution. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the dividend of net investment income or a long-term capital gains distribution, such dividend or distribution, although constituting a return of capital, nevertheless will be taxable as described above. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time may include the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a partial return of their investment upon such distribution, which will nevertheless be taxable to them.

Any gain or loss realized upon an exchange or redemption of shares in the Fund by a shareholder who holds the shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise as a short-term capital gain or loss. However, any loss realized by a shareholder upon an exchange or redemption of shares of the Fund held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

All or a portion of a loss realized upon the exchange or redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Dividends paid by the Fund will be eligible for the 70% dividends received deduction for corporate shareholders, to the extent that the Fund's income is derived from certain qualifying dividends received from domestic corporations. Availability of the deduction is subject to certain holding period and debt-financing limitations. Capital gains distributions are not eligible for the 70% dividends received deduction.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The Fund is required to withhold 31% of reportable payments (including dividends, capital gain distributions and redemption proceeds) paid to individuals and other nonexempt shareholders who have not complied with applicable regulations. In order to avoid this backup withholding requirement, each shareholder must provide a social security number or other taxpayer identification number and certify that the number provided is correct and that the shareholder is not currently subject to backup withholding, or the shareholder should indicate that it is exempt from backup withholding. Even though all certifications have been made on the Application, the Fund may be required to impose backup withholding if it is notified by the IRS or a broker that such withholding is required for previous under-reporting of interest or dividend income or use of an incorrect taxpayer identification number.
Nonresident aliens, foreign corporations, and other foreign entities may be subject to withholding of up to 30% on certain payments received from the Fund.

The foregoing discussion and related discussion in the Prospectus do not purport to be a complete description of all tax implications of an investment in the Fund. A shareholder should consult his or her own tax adviser for more information about the application of federal, state, local, or foreign taxes to an investment in the Fund. Paul, Hastings, Janofsky & Walker, LLP has expressed no opinion in respect thereof.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

The Trustees are responsible for the overall management of the Fund, including establishing the Fund's policies, general supervision and review of their investment activities. The officers who administer the Fund's daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

                                     Position(s) Held                  Other Principal Occupations(s)
Name, Address and Age                   with Trust                         During Past Five Years
---------------------                   ----------                         ----------------------
Allan Michael Rudnick1 (Age 60)     Trustee and President    Equity  owner and the Chief  Investment  Officer of
c/o Kayne Anderson Mutual Funds                              the Adviser since August 1989.
1800 Avenue of the Stars, Ste 200
Los Angeles, CA 90067

Carl D. Covitz (Age 61)             Trustee                  President and owner of Landmark  Capital since 1973
c/o Landmark Capital, Inc.                                   (except for various periods of government service).
9595 Wilshire Boulevard                                      Landmark   Capital  is  a  national   real   estate
Beverly Hills, CA 90212                                      development  and investment firm with activities as
                                                             diverse as construction,  financing, management and
                                                             food  distribution.  Secretary  of  the  California
                                                             Business,  Transportation and Housing Agency, and a
                                                             member  of the  Governor's  Cabinet,  from  1990 to
                                                             1993.  Undersecretary  of the  U.S.  Department  of
                                                             Housing and Urban Development (HUD) and a member of
                                                             President Ronald Reagan's Cabinet.

Arnold Brustin (Age 57)             Trustee                  President of Vision Investments, a firm involved in
c/o Vision Investments Inc.                                  the  entertainment  industry,  since 1982. Prior to
601 North Saltair Avenue                                     that,  Senior Vice President - Business Affairs for
Los Angeles, CA 90049                                        Tri-Star Television and has worked in various legal
                                                             and executive capacities with CBS, Inc.

Gerald I. Isenberg (Age 60)         Trustee                  Professor at the School of Cinema-Television at the
1637 East Valley Road                                        University  of Southern  California in Los Angeles.
Montecito, CA 93108                                          Chief Operating Officer of Hearst Entertainment,  a
                                                             subsidiary   of  the  Hearst   Corporation,   which
                                                             produces and distributes television  entertainment,
                                                             from 1989 to 1994.

William H. Waldorf (Age 62)         Trustee                  Chairman  and Chief  Executive  Officer of Landmark
c/o Landmark Distrib. Group, Inc.                            Distribution   Group,   Inc.,  and  its  affiliated
100 Jericho Quadrangle                                       companies. These companies are involved in the food
Jericho, NY 11753                                            storage and distribution, real estate and financial
                                                             investment businesses.  Director of the NYSE-listed
                                                             Griffon  Corporation  for  over 30  years  and is a
                                                             Trustee of Hope  College,  Elmira  College  and The
                                                             Interchurch Center.

David Shladovsky (39)               Treasurer  and           Serves as General  Counsel and  Secretary  of Kayne
c/o Kayne Anderson Mutual Funds     Secretary                Anderson.  Prior to  joining  the  firm in  January
1800 Avenue of the Stars, Ste 200                            1997, Mr. Shladovsky was in the private practice of
Los Angeles, CA 90067                                        corporate  and  securities  law for 11 years,  most
                                                             recently as Corporate Counsel to Hughes,  Hubbard &
                                                             Reed LLP. Mr. Shladovsky is a 1982 graduate,  magna
                                                             cum laude,  of  Brandeis  University.  In 1985,  he
                                                             earned his JD from the Boston  University School of
                                                             Law,  where he  served  as a member  of the  Boston
                                                             University Law Review

The officers of the Trust, and the Trustees who are considered "interested persons" of the Trust, receive no compensation directly from it for performing the duties of their offices. However, those officers and Trustees of the Trust who are officers or partners of the Adviser or the Distributor may receive remuneration indirectly because the Adviser receives a management fee from the Fund. The Trustees who are not affiliated with the Adviser or the Distributor receive a fee of $1,000 for each regular Board meeting attended and $250 for each committee meeting attended, together with reasonable expenses. The aggregate compensation paid by the Trust to each Trustee during the fiscal year ended December 31, 1999 is set forth below.

                                         Pension or         Total Compensation
                       Aggregate     Retirement Benefits      from the Trust
                     Compensation    Accrued as Part of      and Fund Complex
Name of Trustee     from the Trust     Fund Expenses*     (no additional Trusts)
---------------     --------------     --------------     ----------------------

Richard A. Kayne        None               None                     None
Allan M. Rudnick        None               None                     None
William T. Miller       None               None                     None
Carl D. Covitz         $4,250              None                    $4,250
Arnold Brustin         $4,250              None                    $4,250
Gerald I. Isenberg     $4,250              None                    $4,250
William H. Waldorf     $4,250              None                    $4,250

-----
* The Trust does not maintain pension or retirement plans.

THE ADVISER

As set forth in the Prospectus, Kayne Anderson Investment Management LLC is the Adviser for the Fund. Pursuant to an Investment Management Agreement (the "Management Agreement"), the Adviser determines the composition of the Fund's portfolio, the nature and timing of the changes to the Fund's portfolio and the manner of implementing such changes. The Adviser also (a) provides the Fund with investment advice, research and related services for the investment of its assets, subject to such directions as it may receive from the Board of Trustees;
(b) pays all of the Trust's executive officers' salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the Management Agreement; and (d) furnishes the Fund with office space and certain administrative services. The services of the Adviser to the Fund are not deemed to be exclusive, and the Adviser or any affiliate thereof may provide similar services to other series of the Trust, other investment companies and other clients, and may engage in other activities. The Fund may reimburse the Adviser (on a cost recovery basis only) for any services performed for the Fund by the Adviser outside its duties under the Management Agreement.

Kayne Anderson Investment Management LLC is a registered investment adviser organized as a California limited liability company. The Adviser's predecessor was founded in 1984, by Richard Kayne and John Anderson. The Adviser is in the business of furnishing investment advice to institutional and private clients and, together with its affiliated investment adviser, Kayne Anderson Capital Advisors, L.P., managed, as of March 31, 2000, approximately $6 billion for such clients.

The Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee within the three-year period following such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund, and will appear as a footnote to the Fund's financial statements until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

EXPENSES

The Fund will pay all expenses related to its operation which are not borne by the Adviser or the Distributor. These expenses include, among others: legal and auditing expenses; interest; taxes; governmental fees; fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; brokerage commissions or charges; fees of custodians, transfer agents, registrars or other agents; distribution plan fees; expenses relating to the redemption or repurchase of the Fund's shares; expenses of registering and qualifying Fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, printing and distributing to Fund shareholders prospectuses, proxy statements, reports, notices and dividends; cost of stationery; costs of shareholders' and other meetings of the Fund; fees paid to members of the Board of Trustees (other than members who are affiliated persons of the Adviser or Distributor); the Fund's pro rata portion of premiums of any fidelity bond and other insurance covering the Fund and the Trust's officers and trustees or other expenses of the Trust; and expenses including prorated portions of overhead expenses (in each case on cost recovery basis only) of services for the Fund performed by the Adviser outside of its investment advisory duties under the Management Agreement. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund has agreed to indemnify its trustees and officers with respect to any such litigation. The Fund also paid its own organizational expenses, which are being amortized over five years.

As noted in the Prospectus, the Adviser has agreed to reduce its fee to the Fund by the amount, if any, necessary to keep the Fund's annual operating expenses (expressed as a percentage of its average daily net assets), at 1.40%. The Adviser also may, at its discretion, from time to time pay for other Fund expenses from its own assets, or reduce the management fee of the Fund in excess of that required.

The Adviser permits its employees to buy and sell securities for their own accounts in accordance with a policy governing personal investing by its principals and employees. The policy requires officers, inside directors and employees to pre-clear all transactions in securities that are not exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to affect adversely any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Fund.

In addition to the pre-clearance requirement described above, all personal transactions must be reported on a quarterly basis to a designated officer. All reportable transactions are reviewed for compliance with the policy

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for arranging the execution of the Fund's portfolio transactions and the allocation of brokerage activities. In arranging such transactions, the Adviser will seek to obtain the best execution for the Fund, taking into account such factors as price, size of order, difficulty of execution, operational facilities of the firm involved, the firm's risk in positioning a block of securities, and research, market and statistical information provided by such firm. While the Adviser generally seeks reasonably competitive commission rates, the Fund will not necessarily always receive the lowest commission available.

The Fund has no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Brokers who provide supplemental research, market and statistical information to the Adviser may receive orders for transactions by the Fund. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Management Agreement and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information may be used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser in the future may effect securities transactions may be useful to the Adviser in providing services to the Fund. To the extent the Adviser receives valuable research, market and statistical information from a broker-dealer, the Adviser intends to direct orders for Fund transactions to that broker-dealer, subject to the foregoing policies, regulatory constraints, and the ability of that broker-dealer to provide competitive prices and commission rates. In accordance with the rules of the National Association of Securities Dealers, Inc., the Adviser also may direct brokerage to broker-dealers who facilitate sales of the Fund's shares, subject to also obtaining best execution as described above from such broker-dealer.

A portion of the securities in which the Fund may invest are traded in the over-the-counter markets, and the Fund intends to deal directly with the dealers who make markets in the securities involved, except as limited by applicable law and in certain circumstances where the Adviser believes better prices and execution are available elsewhere. Securities traded through market makers may include markups or markdowns, which are generally not determinable. Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities except after application for and receipt of an exemptive order from the SEC. The Investment Company Act restricts transactions involving the Fund and its "affiliates," including, among others, the Trust's trustees, officers, and employees and the Adviser, and any affiliates of such affiliates. Affiliated persons of the Fund are permitted to serve as its broker in over-the-counter transactions conducted on an agency basis only.

Investment decisions for the Fund are made independently from those of other accounts advised by the Adviser or its affiliates. However, the same security may be held in the portfolios of more than one account. When two or more accounts advised by the Adviser simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

                            THE FUND'S ADMINISTRATOR

The Fund has an Administration Agreement with Investment Company Administration LLC (the "Administrator"), with offices at 2020 East Financial Way, Suite 100, Glendora, CA 91741. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registrations to sell shares in all states where the Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. The Trust has agreed to pay the Administrator an annual fee equal to 0.75% of the first $40 million of the Trust's average daily net assets, 0.05% of the next $40 million, 0.025% of the next $40 million and 0.01% thereafter, subject to a minimum annual fee of $30,000 per Fund.

                             THE FUND'S DISTRIBUTOR

First Fund Distributors, Inc. (the "Distributor"), a broker-dealer affiliated with the Administrator, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. Its address is: 4455 E Camelback Road, Suite 261-E, Phoenix, Arizona 85018. The Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the Investment Company Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon 60-days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Fund's shares.

                          TRANSFER AGENT AND CUSTODIAN

Investors Bank & Trust Company, Boston, Massachusetts ("IB&T"), serves as the Fund's Transfer Agent. As Transfer Agent, it maintains records of shareholder accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent and performs other related shareholder functions. IB&T also serves as the Fund's Custodian. As Custodian, it and subcustodians designated by the Board of Trustees hold the securities in the Fund's portfolio and other assets for safekeeping. The Transfer Agent and Custodian do not and will not participate in making investment decisions for the Fund.

                        HOW NET ASSET VALUE IS DETERMINED

The net asset values of the Fund's shares are calculated once daily, as of as of the close of the New York Stock Exchange (the "NYSE") (the "Portfolio Valuation Time"), on each day that the NYSE is open for trading by dividing the Fund's net assets (assets less liabilities) by the total number of shares outstanding and adjusting to the nearest cent per share. The NYSE is closed on Saturdays, Sundays, and certain holidays, generally including: New Year's Day, Dr. Martin Luther King, Jr.'s Birthday, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

Because of the difference between the bid and asked prices of the over-the-counter securities in which the Fund may invest, there may be an immediate reduction in the net asset value of the shares of the Fund after the Fund has completed a purchase of such securities. This is because such OTC securities generally will be valued at the last sale price (which is generally below the asked price), but usually are purchased at or near the asked price.

The Fund's portfolio may include foreign securities listed on foreign stock exchanges. Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the Portfolio Valuation Time. In addition, trading in and valuation of foreign securities may not take place on every day that the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days on which the NYSE is not open for trading and on which the Fund's net asset value is not calculated. Foreign securities quoted in foreign currencies are translated into U.S. dollars using the latest available exchange rates. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of the Fund's shares even though there has not been any change in the market values of such securities.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Board of Trustees. Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued at the last sale price on the principal exchange on which the security is traded, or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities admitted to trading on the NASDAQ NMS and securities traded only in the U.S. over-the-counter market are valued at the last sale price, or, if there has been no sale that day, at the mean between the closing bid and asked prices. Foreign securities are valued at the last sale price in the principal market where they are traded, or if the last sale price is unavailable, at the mean between the last bid and asked prices available reasonably prior to the time the Fund's net asset value is determined. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

If any securities held by the Fund are restricted as to resale or do not have readily available market quotations, the Adviser and the Board of Trustees determine their fair value. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding relative to current average trading volume, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

                         SHARE PURCHASES AND REDEMPTIONS

Information concerning the purchase and redemption of the Fund's shares is contained in the Prospectus under "Purchasing Shares" and "Selling Shares (Redemptions)."

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of the period. Should redemptions by any individual shareholder (excluding street name or omnibus accounts maintained by financial intermediaries) exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder usually will incur additional brokerage costs in converting the securities to cash.

                          HOW PERFORMANCE IS DETERMINED

STANDARDIZED PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN. The average annual total return included with any presentation of the Fund's performance data will be calculated according to the following formula:

                                         n
                                    P(1+T) = ERV

Where:    P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

The Fund imposes no sales load on initial purchases or on reinvested dividends. Accordingly, no sales charges are deducted for purposes of this calculation. The calculation of total return assumes that all dividends, if any, and distributions paid by the Fund would be reinvested at the net asset value on the day of payment.

NON-STANDARDIZED TOTAL RETURN INFORMATION

From time to time, the Fund may present non-standardized total return information, in addition to standardized performance information, which may include such results as the growth of a hypothetical $10,000 investment in the Fund, and cumulative total return. The results of a $10,000 investment in the Fund and cumulative total return measure the absolute change in net asset value resulting from all Fund operations including reinvestment of a distribution paid by the Fund for the period specified.

The aggregate total return is calculated in a similar manner to average annual total return, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

INVESTMENT PHILOSOPHY

From time to time the Fund may publish or distribute information and reasons why the Adviser believes investors should invest in the Fund. For example, the Fund may refer to the Adviser's investment philosophy, which is founded on the principles of growth and value. The Fund may state that the Adviser's investment professionals actively research quality companies that offer significant potential for future growth at attractive valuations. The Fund also may state that the Adviser uses a practical approach to investing that emphasizes sound business judgment and common sense.

INDICES AND PUBLICATIONS

In the same shareholder communications, sales literature, and advertising, the Fund may compare its performance with that of appropriate indices such as the Standard & Poor's Barra Growth Index (S&P Growth), Standard & Poor's Composite Index of 500 stocks (S&P 500), Standard & Poor's MidCap 400 Index (S&P 400), the Nasdaq Composite Index, the Russell 2500 Stock Index (Russell 2500), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities. The S&P Growth, the S&P 500, the S&P 400 and the Nasdaq Composite Index are unmanaged groups of common stocks traded principally on national securities exchanges and the over the counter market. The Fund also may, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper Analytical Services, Inc., Morningstar Mutual Fund, Forbes, Money and Business Week.

In addition, one or more portfolio managers or other employees of the Adviser may be interviewed by print media, such as The Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

                             ADDITIONAL INFORMATION

LEGAL OPINION

The validity of the shares offered by the Prospectus has been passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.

AUDITORS

The annual financial statements of the Fund will be audited by Briggs, Bunting & Dougherty, Two Logan Square, Suite 2121, Philadelphia, Pennsylvania 19103, independent public accountants for the Fund.

LICENSE TO USE NAME

Kayne Anderson has granted the Trust and the Fund the right to use the designation "Kayne Anderson" in its name, and has reserved the right to withdraw its consent to the use of such designation under certain conditions, including the termination of the Adviser as the Fund's investment adviser. Kayne Anderson Investment Management, LLC also has reserved the right to license others to use this designation, including any other investment company.

OTHER INFORMATION

The Prospectus and this SAI, together, do not contain all of the information set forth in the Registration Statement of Kayne Anderson Mutual Funds filed with the SEC. Certain information is omitted in accordance with rules and regulations of the SEC. The Registration Statement may be inspected at the Public Reference Room of the SEC at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates.

                                     PART C
                                OTHER INFORMATION

Item 23.

      (a)   Agreement and Declaration of Trust.(1)
      (b)   By-Laws.(1)
      (c)   Instruments Defining Rights of Security Holders - Not applicable.
      (d)   Investment Advisory Contracts for:
            (1)   Kayne Anderson Large Cap Fund(1)
            (2)   Kayne Anderson Small Cap Fund(1)
            (3)   Kayne Anderson International Fund(1)
            (4)   Kayne Anderson High-Yield Bond Fund(4)
            (5)   Kayne Anderson Intermediate Total Return Bond Fund(1)
            (6)   Kayne Anderson California Intermediate Tax-Free Bond Fund(1)
            (7)   Kayne Anderson Growth and Opportunity Fund(6)
            (8)   Operating Expense Agreement(4)
      (e)   Underwriting Contracts(3)
      (f)   Not Applicable.
      (g)   Custodian Agreements.(2)
      (h)   Other Material Contracts--Administration Agreement.(3)
      (i)   Legal Opinion.
            (1)   Kayne Anderson Large Cap Fund(2)
            (2)   Kayne Anderson Small Cap Fund(2)
            (3)   Kayne Anderson International Fund(2)
            (4)   Kayne Anderson High-Yield Bond Fund(4)
            (5)   Kayne Anderson Intermediate Total Return Bond Fund(2)
            (6)   Kayne Anderson California Intermediate Tax-Free Bond Fund(2)
            (7)   Kayne Anderson Growth and Opportunity Fund(6)
      (j)   Other Opinions--Not applicable.(2)
      (k)   Not applicable.
      (l)   Initial Capital Agreements.(3)
      (m)   Not applicable.
      (n)   Not applicable.
      (o)   Not applicable.
      (p)   Codes of Ethics
            (1) Kayne Anderson Mutual Funds and Kayne Anderson Investment Management LLC(5)
            (2)   First Fund Distributors(5)

----------
1. Incorporated by reference to the Form N-1A Registration Statement filed on July 12, 1996.
2. Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on September 18, 1996.
3. Incorporated by reference to Pre-Effective Amendment No. 2 to the Form N1-A Registration Statement filed on September 26, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 6 to the Form N-1A Registration Statement filed on April 29, 1999.
5. Incorporated by reference to Post-Effective Amendment No. 9 to Form N-1A Registration Statement filed on April 28, 2000.
6.  To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

    Kayne Anderson Investment Management, LLC, a California limited liability company, is the manager of each series of the Registrant. Richard A. Kayne and Allan M. Rudnick are managers of Kayne Anderson Investment Management, LLC and John Edward Anderson is a member. Collectively, Messrs. Kayne, Rudnick and Anderson own 89.5% of the equity interests in Kayne Anderson Investment Management, LLC.

    Messrs. Kayne and Anderson also are the sole shareholders and directors of Kayne Anderson Investment Management, Inc., a California corporation, the general partner of KAIM Non- Traditional, L.P., a California limited partnership and a registered investment adviser. As the sole shareholders of Kayne Anderson Investment Management, Inc., Messrs. Kayne and Anderson together indirectly own 84.9% of the partnership interests in KAIM Non-Traditional, L.P.

    Messrs. Kayne and Anderson together hold 86.3% of the outstanding voting stock of KA Associates, Inc., a California corporation and a registered broker-dealer.

ITEM 25. INDEMNIFICATION

    Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase, with Trust assets, insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

    Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

    Information about Allan M. Rudnick, and David J. Shladovsky is set forth in Part B under "Management of the Funds."

    John Edward Anderson is a member of Kayne Anderson Investment Management, LLC and a shareholder and director of Kayne Anderson Investment Management, Inc., the general partner of KAIM Non-Traditional, L.P. Mr. Anderson has been involved with these organizations (or their predecessors) as an equity owner and director since 1984. Since May, 1992, Mr. Anderson has been the Chief Executive Officer and President of Topa Equities, Ltd., a holding company for a thrift institution.

ITEM 27. PRINCIPAL UNDERWRITER.

    (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

         Advisors Series Trust
         Brandes Investment Trust
         Builders Fixed Income Fund, Inc.
         Guinness Flight Investment Funds
         Dessauer Global Equity Fund, Inc.
         Fleming Capital Mutual Fund Group
         Fremont Mutual Funds, Inc.
         Guinness Flight Investment Funds
         Investors Research Fund, Inc.
         Jurika & Voyles Mutual Funds
         Kayne Anderson Mutual Funds
         Masters' Select Funds Trust
         O'Shaughnessy Funds, Inc.
         PIC Investment Trust
         The Purisima Funds
         Professionally Managed Portfolios
         Puget Sound Alternative Investment Series Trust Rainier
         Investment Management Mutual Funds Rochdale Investment Trust RNC Mutual Fund Group, Inc.
         Trust For Investment Managers

    (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:

         NAME AND PRINCIPAL                         POSITION AND OFFICES        POSITIONS AND
         BUSINESS ADDRESS                           WITH UNDERWRITER            OFFICES WITH FUND
         ----------------                           ----------------            -----------------
         Robert H. Wadsworth                        President, Treasurer        Assistant Secretary
         4455 East Camelback Road, Suite 261E       and Director
         Phoenix, AZ 85018

         Steven J. Paggioli                         Vice President,             Assistant Secretary
         915 Broadway, Suite 1605                   Secretary and
         New York, NY 10010                         Director

         Eric M. Banhazl                            Vice President and          Assistant Treasurer
         2020 East Financial Way, Suite 100         Director
         Glendora, CA 91741

ITEM 28 LOCATION OF ACCOUNTS AND RECORDS.

    The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Fund's Transfer Agent, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Fund (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule
    31a-1(b)), which will be kept by the Fund at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, California 90067

ITEM 29 MANAGEMENT SERVICES.

    There are no management-related service contracts not discussed in Parts A and B.

ITEM 30 UNDERTAKINGS.

    Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 28th day of April, 2000.


                                        Kayne Anderson Mutual Funds


                                        By: /s/ Allan M. Rudnick
                                           -------------------------------------
                                           Allan M. Rudnick
                                           Principal Executive Officer President


This Amendment to the Registration Statement on Form N-1A of Kayne Anderson Mutual Funds has been signed below by the following persons in the capacities indicated on April 28, 2000.




/s/ Allan M. Rudnick            Trustee and President             April 28, 2000
---------------------------
Allan M. Rudnick

/s/ David J. Shladovsky         Secretary and Treasurer           April 28, 2000
---------------------------     (Chief Financial Officer)
David J. Shladovsky

/s/ Carl D. Covitz*             Trustee                           April 28, 2000
---------------------------
Carl D. Covitz

/s/ Arnold Brustin*             Trustee                           April 28, 2000
---------------------------
Arnold Brustin

/s/ Gerald I. Isenberg*         Trustee                           April 28, 2000
---------------------------
Gerald I. Isenberg

/s/ William H. Waldorf*         Trustee                           April 28, 2000
---------------------------
William H. Waldorf


* /s/ David J. Shladovsky
---------------------------
By: David J. Shladovsky
Pursuant to Power of Attorney
(filed with PEA #9 on April 28, 2000)